COMBINED CONSOLIDATED STATEMENTS OF CASHFLOWS - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Operating activities
Net income	$ 492	$ (44)	$ 1
Non-cash items affecting net income
Premiums received in kind	(1,097)	(167)	0
Amortization and accretion on investments	(47)	0	0
Depreciation	13	0	0
Unrealized losses on investments and derivatives	452	6	(51)
Effect of foreign exchange rates	(8)	0	0
Deferred income tax	65	2	1
Income from equity accounted investments	(222)	(8)	0
Interest credited to policyholders' account balances	156	0	0
Net capitalized interest on policy loans and mortgage loans	(17)	0	0
Realized gain on investments and derivatives	21	(23)	0
Changes in non-cash balances related to operations
Changes in accrued investment income	(222)	0	0
Changes in reinsurance funds withheld	(960)	(4,650)	0
Changes in deferred tax asset	(6)	(24)	0
Changes in prepaid pension	(8)	0	0
Changes in deferred acquisition costs	(382)	(776)	0
Changes in reinsurance assets	50	22	10
Changes in future policy benefits	2,236	7,152	457
Changes to policyholders’ account balances	(212)	0	0
Changes in funds withheld liabilities	0	0	12
Changes in working capital and other	384	202	(1)
Operating activities affecting cash
Income tax paid	(52)	0	0
Realized gains on investments and derivatives	6	(4)	(3)
Purchase of derivatives	(66)	(133)	0
Proceeds from disposal of derivatives	45	79	0
Dividend and interest income received	(514)	(53)	(27)
Other non-cash items	0	0	0
Cash flows from operating activities	107	1,581	399
Investing activities
Acquisition of subsidiary, net of cash acquired	(4,086)	0	0
Dividends and interest received	514	53	27
Purchase of investments
Corporate bonds	(2,759)	(1,480)	(971)
Government and treasuries	(7,018)	(2,755)	0
Private debt	(503)	(181)	0
Common equity	(493)	(644)	0
Preferred shares	(42)	0	0
Private equity and other	(1,446)	(235)	0
Asset-backed securities	(16)	0	0
Mortgages	(1,398)	(185)	0
Private loans	(1,537)	(512)	(4)
Purchase of short term investments	(6,583)	0	0
Proceeds from sales and maturities of investments
Corporate bonds	3,936	386	561
Government and treasuries	7,804	1,615	0
Private debt	143	0	0
Common equity	362	20	0
Private equity and other	138	1	1
Asset-backed securities	21	0	0
Mortgages	916	18	0
Private loans	58	36	2
Proceeds from disposal of short term investments	7,957	0	0
Distributions from equity accounted investments	233	0	0
Change in collateral held for derivatives	8	0	0
Purchase of equity accounted investments	(695)	0	0
Purchase of investment properties	(37)	0	0
Proceeds from disposal of investment properties	4	0	0
Proceeds from disposal of derivative instruments	146	0	0
Proceeds from disposal of property and equipment	5	0	0
Purchase of intangibles and property and equipment	(24)	(1)	(1)
Other	51	0	0
Cash flows from investing activities	(4,341)	(3,864)	(385)
Financing activities
Issuance of common equity	450	1,410	13
Issuance of preferred equity	2,512	0	0
Return of capital	(6)	(8)	0
Borrowings from related parties	258	960	0
Repayments of borrowings to related parties	(633)	(582)	0
Borrowings from external parties	5,206	693	0
Repayment of borrowings to external parties	(2,239)	0	0
Borrowings issued to reinsurance entities	50	167	0
Repayment of borrowings issued to reinsurance entities	(100)	0	0
Policyholders’ account deposits	1,407	0	0
Policyholders’ account withdrawals	(896)	0	0
Debt issuance costs	(10)	0	0
Payments to non-controlling interests	(5)	0	0
Proceeds from repurchase agreement	388	464	222
Repayments of repurchase agreement	(388)	(464)	(222)
Cash flows from financing activities	5,994	2,640	13
Cash and cash equivalents, beginning of year	393	35	13
Net change during the year	1,760	357	27
Foreign exchange on cash balances held in foreign currencies	(8)	1	(5)
Cash and cash equivalents, end of year	2,145	393	35
Interest paid	$ 85	$ 8	$ 0